Supplement dated February 27, 2025
to the following statutory prospectus(es):
BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide O Series and Nationwide Destination Freedom+ Variable Annuity dated May 1, 2024
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The January 23, 2025 supplement addressed the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class P and the NVIT Loomis Core Bond Fund: Class P effective on or about February 28, 2025. The following changes apply:
•
There is no availability restriction for the NVIT Loomis Core Bond Fund: Class P, it is available for all contracts effective February 28, 2025.
•
The NVIT Loomis Core Bond Fund: Class II is no longer available to receive transfers or new purchase payments effective February 28, 2025.
Accordingly, the following changes apply to the statutory prospectus prospectus:
(1) Appendix A is amended as follows:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.69%*	1.89%	0.46%	1.73%
Fixed Income	NVIT Loomis Core Bond Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.84%*	5.05%	0.47%	1.44%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
PROS-0975